Net finance costs (Tables)	12 Months Ended
Jun. 30, 2024
Net finance costs
Schedule of net finance costs, finance income

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		—	—	29
Interest received on		3 226	2 253	991
other long-term investments		63	58	49
loans and receivables		143	89	141
cash and cash equivalents		3 020	2 106	801
Per income statement		3 226	2 253	1 020
Less: notional interest		—	—	(29)
Less: interest received on tax		(15)	(11)	(5)
Per the statement of cash flows		3 211	2 242	986
Finance costs
Debt		8 952	7 408	5 419
debt		8 952	7 408	5 066
interest rate swap – net settlements		—	—	353
Interest on lease liabilities		1 557	1 451	1 357
Other		203	146	95
		10 712	9 005	6 871
Amortisation of loan costs	13	161	212	132
Notional interest		1 198	1 116	633
Total finance costs		12 071	10 333	7 636
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(1 644)	(1 074)	(740)
Per income statement		10 427	9 259	6 896
Total finance costs before amortisation of loan costs and notional interest		10 712	9 005	6 871
Add: modification gain		—	—	74
Add: amortisation of modification gain		—	194	—
Less: unwinding of loan costs[1]		—	(144)	—
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(2 071)	(1 966)	(1 463)
Less: interest raised on tax payable		(3)	(6)	(4)
Per the statement of cash flows		8 638	7 083	5 478
1	RCF loan costs expensed in 2023 upon refinancing of banking facilities.

Schedule of net finance costs, finance costs

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		—	—	29
Interest received on		3 226	2 253	991
other long-term investments		63	58	49
loans and receivables		143	89	141
cash and cash equivalents		3 020	2 106	801
Per income statement		3 226	2 253	1 020
Less: notional interest		—	—	(29)
Less: interest received on tax		(15)	(11)	(5)
Per the statement of cash flows		3 211	2 242	986
Finance costs
Debt		8 952	7 408	5 419
debt		8 952	7 408	5 066
interest rate swap – net settlements		—	—	353
Interest on lease liabilities		1 557	1 451	1 357
Other		203	146	95
		10 712	9 005	6 871
Amortisation of loan costs	13	161	212	132
Notional interest		1 198	1 116	633
Total finance costs		12 071	10 333	7 636
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(1 644)	(1 074)	(740)
Per income statement		10 427	9 259	6 896
Total finance costs before amortisation of loan costs and notional interest		10 712	9 005	6 871
Add: modification gain		—	—	74
Add: amortisation of modification gain		—	194	—
Less: unwinding of loan costs[1]		—	(144)	—
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(2 071)	(1 966)	(1 463)
Less: interest raised on tax payable		(3)	(6)	(4)
Per the statement of cash flows		8 638	7 083	5 478
1	RCF loan costs expensed in 2023 upon refinancing of banking facilities.